Award Timing Disclosure	12 Months Ended
Aug. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee approves and grants annual long-term incentive awards at approximately the same time every year, with awards granted typically in or about the first week of November in each fiscal year. Our long-term incentive compensation does not currently include regular stock option grants, and for fiscal year 2025 as discussed above, such compensation consisted solely of PSUs and RSUs. Outside of the annual grant cycle, we may make RSU, PSU, or stock option awards in connection with a new hire package, promotion, or retention grant.
Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates or for the purposes of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee approves and grants annual long-term incentive awards at approximately the same time every year, with awards granted typically in or about the first week of November in each fiscal year. Our long-term incentive compensation does not currently include regular stock option grants, and for fiscal year 2025 as discussed above, such compensation consisted solely of PSUs and RSUs.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
Equity awards, including stock options, are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed on the basis of option or other equity grant dates or for the purposes of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false